Leases - Right Of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 43.3	$ 41.5
Additions	10.4	26.2
Depreciation, right-of-use assets	(20.8)	(17.2)
Net right-of-use assets reclassified to assets held for sale HIDE IF NOT USED		(7.2)
Right-of-use assets, ending balance	32.9	43.3
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	22.7	19.2
Additions	0.6	15.3
Depreciation, right-of-use assets	(9.2)	(9.1)
Net right-of-use assets reclassified to assets held for sale HIDE IF NOT USED		(2.7)
Right-of-use assets, ending balance	14.1	22.7
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	13.5	17.0
Additions	2.2	8.0
Depreciation, right-of-use assets	(10.3)	(7.0)
Net right-of-use assets reclassified to assets held for sale HIDE IF NOT USED		(4.5)
Right-of-use assets, ending balance	5.4	13.5
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	7.1	5.3
Additions	7.6	2.9
Depreciation, right-of-use assets	(1.3)	(1.1)
Net right-of-use assets reclassified to assets held for sale HIDE IF NOT USED		0.0
Right-of-use assets, ending balance	$ 13.4	$ 7.1